Amounts Receivable and Other Assets - Disclosure of Information About Amounts Receivable and Other Assets (Details) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Amounts Receivable And Other Assets
Current: Sales tax receivable	$ 1,098	$ 1,321
Current: Prepaid insurance	7,090	6,491
Current: Vendor credit		16
Total	$ 8,188	$ 7,828